Schedule of Reconciliation of Non-Controlling Interests (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance as of end of period
Aya Biosciences, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance as of beginning of period	3,649,489
Acquisition of remaining interest in Aya Biosciences	(3,649,489)
Share of loss
Balance as of end of period